Label	Element	Value
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $0.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $81.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $98.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator International Developed Power Buffer ETF™ - June | iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $69.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%